Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Amounts Recognized in Income for Period

The total amounts recognized in Income for the Period and Stockholders’ Equity – Other comprehensive income were as follows:

Total amounts recognized in Income for the period

	Defined benefit			Defined contribution (*)			Other benefits			Total
	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Cost of current service	(69)	(62)	(68)	—	—	—	—	—	—	(69)	(62)	(68)
Net interest	(15)	(13)	(6)	76	239	219	(22)	(19)	(17)	39	207	196
Contribution	—	—	—	(91)	121	(381)	—	—	—	(91)	121	(381)
Benefits paid	—	—	—	—	—	—	14	13	13	14	13	13

Total Amounts Recognized	(84)	(75)	(74)	(15)	360	(162)	(8)	(6)	(4)	(107)	279	(240)

(*)	In the period, contributions to the defined contributions plan, including PGBL, totaled R$ 334 (R$ 339 from 01/01 to 12/31/2016 and R$ 207 from 01/01 to 12/31/2015), of which R$ 91 (R$ 115 from 01/01 to 12/31/2016 and R$ 144 from 01/01 to 12/31/2015) arising from social security funds.

Summary of Amounts Recognized in Stockholders' Equity - Other Comprehensive Income

Total amounts recognized in Stockholders’ Equity – Other comprehensive income

	Defined benefit			Defined contribution			Other benefits			Total
	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2015
At the beginning of the period	(70)	(45)	(75)	(1,322)	(314)	(221)	(48)	(13)	(8)	(1,440)	(372)	(304)
Effects on asset ceiling	98	(633)	(103)	(386)	(1,244)	(38)	—	—	—	(288)	(1,877)	(141)
Remeasurements	12	608	133	339	236	(55)	(28)	(36)	(5)	323	808	73
Acquisition Citibank portfolio	(1)	—	—	—	—	—	—	—	—	(1)	—	—

Total Amounts Recognized	39	(70)	(45)	(1,369)	(1,322)	(314)	(76)	(49)	(13)	(1,406)	(1,441)	(372)

Summary of Main Assumptions Used in Actuarial Valuation of Retirement Plans

Main assumptions used in actuarial valuation of retirement plans

	12/31/2017	12/31/2016	12/31/2015
Discount rate (1)	9.98% p.a.	10.24% p.a.	11.28% p.a.
Mortality table (2)	AT-2000	AT-2000	AT-2000
Turnover (3)	Exp.Itaú 2008/2010	Exp.Itaú 2008/2010	Exp.Itaú 2008/2010
Future salary growth	5.04% to 7.12% p.a.	5.04 to 7.12% p.a.	5.04 to 7.12% p.a.
Growth of the pension fund and social security benefits	4.00% p.a.	4.00% p.a.	4.00% p.a.
Inflation	4.00% p.a.	4.00% p.a.	4.00% p.a.
Actuarial method (4)	Projected Unit Credit	Projected Unit Credit	Projected Unit Credit

(1)	The adoption of this assumption is based on interest rates obtained from the actual interest curve in IPCA, for medium term liabilities of retirement plans sponsored by ITAÚ UNIBANCO HOLDING. At 12/31/2017 assumptions were adopted consistently with the economic scenario at the balance sheet date rate, considering the volatility of the interest markets and the models adopted.
(2)	The mortality tables adopted correspond to those disclosed by Society of Actuaries (SOA), the North-American entity which corresponds to Brazilian Institute of Actuarial Science (IBA), which reflects a 10% increase in the probabilities of survival compared to the respective basic tables. The life expectancy in years per the AT-2000 mortality table for participants aged 55 years is 27 and 31 years for men and women, respectively.
(3)	The turnover assumption is based on the effective experience of active participants linked to ITAÚ UNIBANCO HOLDING, resulting in the average of 2.4 % p.a. based on the 2008/2010 experience.
(4)	Using the Projected Unit Credit method, the mathematical reserve is determined based on the current projected benefit amount multiplied by the ratio between the length of service at the assessment date and the length of service that will be reached at the date when the benefit is granted. The cost is determined taking into account the current projected benefit amount distributed over the years that each participant is employed.

Summary of Allocation of Plan Assets and Allocation Target by Type of Asset

The allocation of plan assets and the allocation target by type of asset are as follows:

Types	Fair Value			% Allocation
	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2015	Target 2018
Fixed income securities	16,851	15,134	12,369	95.81%	91.61%	90.73%	53% a 100%
Variable income securities	19	685	537	0.11%	4.15%	3.94%	0% a 20%
Structured investments	24	9	27	0.14%	0.05%	0.20%	0% a 10%
Real estate	615	623	633	3.49%	3.77%	4.64%	0% a 7%
Loans to participants	79	69	67	0.45%	0.42%	0.49%	0% a 5%

Total	17,588	16,520	13,633	100.00%	100.00%	100.00%

Summary of Calculation of Net Amount Recognized in Balance Sheet, Corresponding to Defined Benefit Plan

Following is the calculation of the net amount recognized in the balance sheet, corresponding to the defined benefit plan:

	12/31/2017	12/31/2016	12/31/2015
1- Net assets of the plans	17,588	16,520	13,633
2- Actuarial liabilities	(14,491)	(13,723)	(11,587)

3- Surplus (1-2)	3,097	2,797	2,046

4- Asset ceiling (*)	(3,217)	(3,008)	(2,134)

5- Net amount recognized in the balance sheet (3-4)	(120)	(211)	(88)

Amount recognized in assets (Note 20a)	345	317	224
Amount recognized in liabilities (Note 20b)	(465)	(528)	(312)

(*)	Corresponds to the excess of the present value of the available economic benefit, in conformity with paragraph 58 of IAS 19.

Summary of Change in Net Amount Recognized in Balance Sheet

Changes in the net amount recognized in the balance sheet:

	12/31/2017
	Plan net assets	Actuarial liabilities	Surplus	Asset ceiling	Recognized amount
Value at the beginning of the period	16,520	(13,723)	2,797	(3,008)	(211)
Cost of current service	—	(69)	(69)	—	(69)
Net interest (1)	1,639	(1,347)	292	(307)	(15)
Benefits paid	(1,141)	1,141	—	—	—
Contributions of sponsors	71	—	71	—	71
Contributions of participants	12	—	12	—	12
Effects on asset ceiling	—	—	—	97	97
Exchange Variation	2	(6)	(4)	—	(4)
Remeasurements (2) (3)	485	(487)	(2)	1	(1)

Value end of the period	17,588	(14,491)	3,097	(3,217)	(120)

	12/31/2016
	Plan net assets	Actuarial liabilities	Surplus	Asset ceiling	Recognized amount
Value at the beginning of the period	13,633	(11,587)	2,046	(2,134)	(88)
Cost of current service	—	(62)	(62)	—	(62)
Net interest (1)	1,483	(1,255)	228	(241)	(13)
Benefits paid	(1,060)	1,060	—	—	—
Contributions of sponsors	149	—	149	—	149
Contributions of participants	15	—	15	—	15
Effects on asset ceiling	—	—	—	(633)	(633)
Balance arising from the Corpbanca acquisition (Note 3)	—	(207)	(207)	—	(207)
Exchange Variation	(8)	43	35	—	35
Remeasurements (2) (3)	2,308	(1,715)	593	—	593

Value end of the period	16,520	(13,723)	2,797	(3,008)	(211)

	12/31/2015
	Plan net assets	Actuarial liabilities	Surplus	Asset ceiling	Recognized amount
Value beginning of the period	13,438	(11,695)	1,743	(1,847)	(104)
Cost of current service	—	(68)	(68)	—	(68)
Net interest (1)	1,334	(1,151)	183	(189)	(6)
Benefits paid	(908)	908	—	—	—
Contributions of sponsors	60	—	60	—	60
Contributions of participants	15	—	15	—	15
Effects on asset ceiling	—	—	—	(103)	(103)
Remeasurements (2) (3)	(306)	419	113	5	118

Value end of the period	13,633	(11,587)	2,046	(2,134)	(88)

(1)	Corresponds to the amount calculated on 01/01/2017 based on the beginning amount (Net Assets, Actuarial Liabilities and Asset ceiling), taking into account the estimated amount of payments/ receipts of benefits / contributions, multiplied by the discount rate of 10.24% p.a. (At 01/01/2016 used by the discount rate of 11.28% p.a. and 01/01/2015 of 10.24% p.a.)
(2)	Remeasurements recorded in net assets and asset ceiling correspond to the income earned above/below the expected return rate.
(3)	The actual return on assets amounted to R$ 2,124 (R$ 3,791 at 12/31/2016 and R$ 1,028 at 12/31/2015).

Summary of Assumptions About Medical Care Cost	The estimate for payment of benefits for the next 10 years is as follows:

Period	Payment estimate
2018	1,103
2019	1,126
2020	1,157
2021	1,190
2022	1,220
2023 to 2027	6,563

Summary of Sensitivity of Defined Benefit Obligation

The impact, due to the change in the assumption – discount rate by 0.5%, which would be recognized in Actuarial liabilities of the plans, as well as in Stockholders’ Equity – Other Comprehensive Income of the sponsor (before taxes) would amount to:

	Effects on actuarial liabilities of the plan		Effect which would be recognized in Stockholders’ Equity (*)
Change in Assumption	Value	Percentage of actuarial liabilities	Value
- Decrease by 0.5%	740	5.11%	(269)
- Increase by 0.5%	(677)	(4.67%)	153

(*)	Net of effects of asset ceiling

Defined contribution plans [Member]
Summary of Change in Net Amount Recognized in Balance Sheet

Change in the net amount recognized in the Balance sheet:

	12/31/2017			12/31/2016			12/31/2015
	Pension plan fund	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount
Value beginning of the period	1,287	(491)	796	2,229	(270)	1,959	2,438	(224)	2,214
Net interest	126	(50)	76	269	(30)	239	239	(20)	219
Contribution (Note 29)	(91)	—	(91)	121	—	121	(381)	—	(381)
Receivables – allocation of funds (*)	(12)	—	(12)	(515)	—	(515)	—	—	—
Effects on asset ceiling (Note 29)	(15)	(371)	(386)	(1,053)	(191)	(1,244)	—	(38)	(38)
Remeasurements	339	—	339	236	—	236	(67)	12	(55)

Value end of the period (Note 20a)	1,634	(912)	722	1,287	(491)	796	2,229	(270)	1,959

(*)	Refers to the allocation of the surplus of Plano Itaubanco CD’s social security fund.

Other post-employment benefit [Member]
Summary of Change in Net Amount Recognized in Balance Sheet

Change in the net amount recognized in the balance sheet:

	12/31/2017	12/31/2016	12/31/2015
At the beginning of the period	(221)	(179)	(170)
Interest cost	(22)	(19)	(17)
Benefits paid	14	13	13
Remeasurements	(28)	(36)	(5)

At the end of the period (Note 20b)	(257)	(221)	(179)

Summary of Assumptions About Medical Care Cost	The estimate for payment of benefits for the next 10 years is as follows:

Period	Payment estimate
2018	15
2019	16
2020	17
2021	18
2022	19
2023 to 2027	115

Defined benefit retirement plans [Member]
Summary of Assumptions About Medical Care Cost

A change of one percentage point in the medical care cost rates would have the following effects:

	Recognition	1% increase	1% decrease
Service cost and interest cost	Income	3	(3)
Present value of obligation	Other comprehensive income	32	(26)